Supplementary Oil and Gas Information - Additional Information (Detail) a in Thousands	Jun. 30, 2021 a Wells
Disclosure of oil and gas producing activities [line items]
Operated wells that had multiple completions, gross | Wells	131
Operated wells that had multiple completions, net | Wells	60
Expiring June 2022 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	139
Approximately acres of undeveloped acreage that will expire, net	22
Expiring June 2023 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	386
Approximately acres of undeveloped acreage that will expire, net	241
Expiring June 2024 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	121
Approximately acres of undeveloped acreage that will expire, net	103